Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt gross	$ 584,933		$ 518,132
Less: amounts due in one year	4,019		3,231
Long-term debt	580,914		514,901
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt gross
Term Loan B
Debt Instrument [Line Items]
Long-term debt gross	310,927		313,750
10.875% Senior Notes
Debt Instrument [Line Items]
Long-term debt gross	272,942	[1]	204,248	[1]
Capital Lease
Debt Instrument [Line Items]
Long-term debt gross	$ 1,064		$ 134

[1]	The 2012 amount includes $65,000 in aggregate principal amount of temporary 10.875% Senior Notes which were mandatorily exchanged for a like aggregate principal amount of 10.875% Senior Notes on February 19, 2013 in connection with the Paulin Acquisition.